Contractual Residual Maturity of Gross Loans (Detail) In Millions, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2014 Wholesale loans USD ($)	Mar. 31, 2014 Wholesale loans INR	Mar. 31, 2014 Retail Loans USD ($)	Mar. 31, 2014 Retail Loans INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year		1,222,712.5			587,409.9		635,302.6
Over one year through five years		1,740,166.2			381,381.1		1,358,785.1
Over five years		265,382.6			71,132.6		194,250.0
Total gross loans	$ 53,804.4	3,228,261.3	2,538,245.8	$ 17,332.1	1,039,923.6	$ 36,472.3	2,188,337.7